Inventory - Schedule of Inventory (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 145	$ 45	$ 24
Work in progress			316
Finished goods	279	278	560
Inventory write downs	(79)	(79)
Inventory net	$ 345	$ 244	$ 900